Facility Operating Lease (Details) - USD ($)		12 Months Ended
	Apr. 01, 2021	Jun. 30, 2023	Jun. 30, 2022
Facility Operating Lease
Operating lease commencement, description		On April 1, 2021, the Company commenced a 5-year operating lease for a facility in Goleta, California with total lease payments of $781,813.
Operating lease payments	$ 767,553
Operating lease term		2 years 9 months 18 days
Operating lease discount rate		0.75%
Total lease payment		$ 129,437	$ 157,141
Variable costs		$ 264,280	240,421
Lease description		The sub-lease provided for base monthly rent of $13,013 through May 31, 2021 and $8,400 starting June 1, 2021 plus common area operating and utility costs. The sublease was amended again on May 17, 2022 to sublease a smaller portion of the property at a base rental rate of $5,200 per month effective June 1, 2022.
Rent income		$ 128,921	$ 279,727